Schedule of subsidiaries with non-controlling interest summarized financial information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Assets	R$ 49,537,535	R$ 46,784,664
Current assets	11,189,872	11,407,431
Non-current assets	38,347,663	35,377,233
Current liabilities	7,979,993	9,654,392
Non-current liabilities	19,382,307	16,879,754
Equity	22,175,235	20,250,518	R$ 17,598,212	R$ 16,336,214
Revenue		18,633,249
Operating expense	(19,119,637)	(13,347,822)	(11,464,148)
Finance income (cost)	(327,361)	866,271	(455,364)
Other income (expense) from subsidiaries, jointly controlled entities and associates	366,314	193,547	106,757
Tax expense (income)	(1,259,632)	(1,285,365)	(675,661)
NET INCOME	5,048,602	3,909,750	2,062,869
Comprehensive income	5,201,347	3,730,595	1,939,685
Cash flows from (used in) operating activities	3,386,832	3,940,844	2,945,006
Cash flows from (used in) investing activities	31,908	(1,667,571)	(1,663,651)
Cash flows from (used in) financing activities	(2,884,427)	(1,715,113)	(288,037)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	534,313	558,160	993,318
Compagas [Member]
IfrsStatementLineItems [Line Items]
Assets	827,901	749,434
Current assets	355,500	245,028
Non-current assets	472,401	504,406
Liabilities	827,901	749,434
Current liabilities	220,216	173,144
Non-current liabilities	99,784	81,230
Equity	507,901	495,060
Revenue	783,277	535,206	866,884
Operating expense	(654,643)	(452,495)	(662,306)
Finance income (cost)	9,817	(764)	43,186
Tax expense (income)	(38,860)	(22,967)	(74,791)
NET INCOME	99,591	58,980	172,973
Other comprehensive income	294	(343)	(1,277)
Comprehensive income	99,885	58,637	171,696
Cash flows from (used in) operating activities	178,800	101,708	54,760
Cash flows from (used in) investing activities	(14,273)	(17,120)	(17,531)
Cash flows from (used in) financing activities	(64,545)	(115,625)	14,312
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	99,982	(31,037)	51,541
[custom:CashAndCashEquivalent-0]	110,659	141,696	90,155
[custom:CashAndCashEquivalent1-0]	210,641	110,659	141,696
Elejor [Member]
IfrsStatementLineItems [Line Items]
Assets	813,670	705,233
Current assets	166,890	165,150
Non-current assets	646,780	540,083
Liabilities	813,670	705,233
Current liabilities	107,772	95,465
Non-current liabilities	746,843	596,278
Equity	(40,945)	13,490
Revenue	171,263	194,849	218,421
Operating expense	(86,871)	(67,323)	(86,237)
Finance income (cost)	(171,888)	(172,049)	(92,728)
Tax expense (income)	33,061	15,154	(13,331)
NET INCOME	(54,435)	(29,369)	26,125
Comprehensive income	(54,435)	(29,369)	26,125
Cash flows from (used in) operating activities	127,510	22,097	51,839
Cash flows from (used in) investing activities	(31,095)	(208)	(314)
Cash flows from (used in) financing activities		(8,151)	(56,533)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	96,415	13,738	(5,008)
[custom:CashAndCashEquivalent-0]	51,616	37,878	42,886
[custom:CashAndCashEquivalent1-0]	148,031	51,616	37,878
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Assets	776,201	554,079
Current assets	515,430	392,775
Non-current assets	260,771	161,304
Liabilities	776,201	554,079
Current liabilities	221,853	309,265
Non-current liabilities	13,771	6,603
Equity	540,577	238,211
Revenue	2,250,577	589,909	52,216
Operating expense	(1,879,198)	(647,516)	(131,596)
Finance income (cost)	8,952	203	832
Other income (expense) from subsidiaries, jointly controlled entities and associates			916
Tax expense (income)	(42,248)	(19,920)	(22,703)
NET INCOME	338,083	(77,324)	(100,335)
Other comprehensive income		(205)	132
Comprehensive income	338,083	(77,529)	(100,203)
Cash flows from (used in) operating activities	312,676	23,491	(57,585)
Cash flows from (used in) investing activities	(14,579)	1,317	(1,945)
Cash flows from (used in) financing activities	(64,331)	32,879	45,133
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	233,766	57,687	(14,397)
[custom:CashAndCashEquivalent-0]	64,806	7,119	21,516
[custom:CashAndCashEquivalent1-0]	R$ 298,572	R$ 64,806	R$ 7,119